Carnival Corporation & Plc Consolidated Statements of Income - USD ($) $ in Millions	12 Months Ended
	Nov. 30, 2016	Nov. 30, 2015	Nov. 30, 2014
Cruise
Passenger tickets	$ 12,090	$ 11,601	$ 11,889
Onboard and other	4,068	3,887	3,780
Tour and other	231	226	215
Revenues	16,389	15,714	15,884
Cruise
Commissions, transportation and other	2,240	2,161	2,299
Onboard and other	553	526	519
Payroll and related	1,993	1,859	1,942
Fuel	915	1,249	2,033
Food	1,005	981	1,005
Other ship operating	2,525	2,516	2,463
Tour and other	152	155	160
Operating expenses	9,383	9,447	10,421
Selling and administrative	2,197	2,067	2,054
Depreciation and amortization	1,738	1,626	1,637
Costs and Expenses	13,318	13,140	14,112
Operating Income	3,071	2,574	1,772
Nonoperating Income (Expense)
Interest income	6	8	8
Interest expense, net of capitalized interest	(223)	(217)	(288)
Losses on fuel derivatives, net	(47)	(576)	(271)
Other income, net	21	10	4
Nonoperating (Expense) Income, Total	(243)	(775)	(547)
Income Before Income Taxes	2,828	1,799	1,225
Income Tax Expense, Net	(49)	(42)	(9)
Net Income	$ 2,779	$ 1,757	$ 1,216
Earnings Per Share
Basic (USD per share)	$ 3.73	$ 2.26	$ 1.57
Diluted (USD per share)	3.72	2.26	1.56
Dividends Declared Per Share (USD per share)	$ 1.35	$ 1.1	$ 1.00